Bank indebtedness (Tables)	12 Months Ended
Dec. 31, 2021
Bank Indebtedness
Schedule of credit facility

	December 31,	December 31,
	2021	2020
	$’000	$’000
A credit facility with a limit of $6,600, maturity date of December 31, 2022 and interest rate of 1.5% plus base rate[1]	$3,915	$9,636

A credit facility with an Argentinian bank with a limit of $1,947 (200,000 Argentinian Peso), maturity date of April 30, 2022 and interest rate of 42%.	1,941	-

A credit facility with an Argentinian bank with a limit of $1,460 (150,000 Argentinian Peso), maturity date of June 30, 2022 and interest rate of 35%	850	-
	$6,706	$9,636

1	- As at December 31, 2021, the interest rate was 1.65% (2020 – 2.75%).